Financial instruments and fair value measurement - Financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Non-current finance debt	$ 23,763	$ 19,361	$ 22,230
Non-current derivative financial instruments	1,150	1,958	1,795
Trade and other payables	9,700	11,110	9,556
Current provisions and other liabilities	3,299	2,384	2,314
Current finance debt	4,047	7,223	5,996
Dividends payable	923	1,906	2,649
Current derivative financial instruments	448	833	$ 1,619
Total	43,330	44,775
Non-financial liabilities
Liabilities
Trade and other payables
Current provisions and other liabilities	1,493	999
Total	1,493	999
Amortised cost
Liabilities
Non-current finance debt	23,763	19,361
Trade and other payables	9,700	11,110
Current provisions and other liabilities	1,807	1,385
Current finance debt	4,047	7,223
Dividends payable	923	1,906
Total	40,240	40,985
Fair value through profit or loss
Liabilities
Non-current derivative financial instruments	1,150	1,958
Current derivative financial instruments	448	833
Total	$ 1,598	$ 2,791